Prospectus Supplement	June 30, 2017

Putnam Convertible Securities Fund

Prospectus dated February 28, 2017

Effective June 30, 2017, the sub-section Your fund’s management in the section Fund summary is replaced in its entirety with the following:

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Eric Harthun, Portfolio Manager, portfolio manager of the fund since 2008

Robert Salvin, Portfolio Manager, portfolio manager of the fund since 2006

Anthony Daigle, Portfolio Manager, Analyst, portfolio manager of the fund since 2017

Sub-advisor

Putnam Investments Limited*

* Though the investment advisor has retained the services of Putnam Investments Limited (PIL), PIL does not currently manage any assets of the fund.

Effective June 30, 2017, the following replaces similar disclosure in the sub-section The fund’s investment manager – Portfolio managers in the section Who oversees and manages the fund?:

Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years

Eric Harthun	2008	Putnam Management	Portfolio Manager
		2000–Present

Robert Salvin	2006	Putnam Management	Portfolio Manager
		2000–Present

Anthony Daigle	2017	Putnam Management	Portfolio Manager, Analyst
		2004–Present	Previously, Analyst

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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Statement of Additional Information Supplement	June 30, 2017

Putnam Convertible Securities Fund

Statement of Additional Information dated February 28, 2017

Effective June 30, 2017, the sub-sections Other accounts managed and Ownership of securities in the PORTFOLIO MANAGERS section are restated in their entirety to reflect that the fund’s portfolio managers are now Eric Harthun, Robert Salvin and Anthony Daigle.

Other accounts managed

The following table shows the number and approximate assets of other investment accounts (or portions of investment accounts) that the fund’s portfolio managers managed as of May 31, 2017. The other accounts may include accounts for which the individuals were not designated as a portfolio manager. Unless noted, none of the other accounts pays a fee based on the account's performance.

					Other accounts (including
					separate accounts, managed
			Other accounts that pool		account programs and
Portfolio	Other SEC-registered open-		assets from more than one		single-sponsor defined
manager	end and closed-end funds		client		contribution plan offerings)

	Number		Number		Number
	of		of		of
	accounts	Assets	accounts	Assets	accounts	Assets

Eric Harthun	4	$789,500,000	2	$38,700,000	2	$35,900,000

Robert Salvin	11	$3,558,900,000	16	$1,970,700,000	12	$2,122,600,000

Anthony Daigle	0	$0	0	$0	1	$100,000

See “Management—Portfolio Transactions—Potential conflicts of interest in managing multiple accounts” in Part II of this SAI for information on how Putnam Management addresses potential conflicts of interest resulting from an individual’s management of more than one account.

Ownership of securities

The dollar range of shares of the fund owned by each portfolio manager as of May 31, 2017, including investments by immediate family members and amounts invested through retirement and deferred compensation plans, was as follows:

Portfolio manager	Dollar range of shares owned
Eric Harthun	$100,001-$500,000
Robert Salvin	$100,001-$500,000
Anthony Daigle	$50,001-$100,000